Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK NATURAL RESOURCES TRUST
Prospectus Date	rr_ProspectusDate	Nov. 27, 2013
Document Creation Date	dei_DocumentCreationDate	Nov. 27, 2013